Liability Reated To Sale of Future Receivable	12 Months Ended
Dec. 31, 2025
Liability Reated To Sale of Future Receivable [Abstract]
LIABILITY REATED TO SALE OF FUTURE RECEIVABLE
14.	LIABILITY REATED TO SALE OF FUTURE RECEIVABLE

Future receivables Sale Agreements

In August 2025, the Group entered into an agreement with Happy CP Company Limited (“Choco Up”), pursuant to which the Group received an investment amount of US$817,585 (MYR 3,500,000) with a total repayment obligation of US$935,317 (MYR4,004,000). On December 30, 2025, the Group fully repaid the outstanding obligation and formally terminated this agreement.

In December 2025, the Group entered into a subsequent agreement with Choco Up, receiving an investment amount of US$1,051,181(MYR 4,500,000) with a total repayment obligation of US$1,202,551 (MYR 5,148,000). As of December 31, 2025, the carrying value of the financing obligation under this agreement was US$1,109,467 (MYR 4,500,000), consisting of the gross repayment obligation of US$1,269,231 (MYR5,148,000) less an unamortized debt discount of US$159,764 (MYR648,000).

Both of the aforementioned agreements are secured by a charge over the Group’s bank accounts and are guaranteed by joint and several personal guarantees provided by Goh Kok E, Goh Kok Foong, Tan Yee Wei, and Lim Soon Huat.

Although legally structured as sales of future receivables, the Group accounts for these arrangements as financing obligations (secured borrowings) due to the retention of significant risks and rewards associated with the receivables, the inclusion of mandatory repayment milestones, and the provision of personal guarantees. The initial cash proceeds are recorded as a liability, and the difference between the cash received and the total required repayment amount is recorded as a debt discount, which is amortized as interest expense over the estimated repayment period.

Interest Expenses

For the year ended December 31, 2025, the Group recognized US$117,732 in interest expenses related to the amortization of the debt discount under these arrangements.